Intangible assets - Allocation of goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 976	$ 1,010
Europe
Disclosure of detailed information about intangible assets [line items]
Goodwill	537	570
Americas
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 439	$ 440